SIIT LARGE CAP DIVERSIFIED ALPHA FUND | SIIT LARGE CAP DIVERSIFIED ALPHA FUND - CLASS A
SIIT LARGE CAP DIVERSIFIED ALPHA FUND

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Diversified Alpha Fund (the "Fund")

Supplement dated January 15, 2015
to the Class A Shares Prospectus (the "Prospectus") dated September 30, 2014, as previously supplemented on November 14, 2014 and December 24, 2014

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Changes to the Fund's Principal Investment Strategies

In the Fund's "Principal Investment Strategies" section, the following sentence is hereby added as the second-to-last sentence of the third paragraph:

This may include favoring securities of companies that are more highly ranked with respect to environmental, social and governance criteria than other companies in the Fund's portfolio.

There are no other changes to the Fund's Principal Investment Strategies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE